================================================================================
                                [GUARDIAN LOGO]

                                  GUARDIAN(SM)
================================================================================


Semiannual Report to Contractowners                                June 30, 1999


THE GUARDIAN
VARIABLE ACCOUNT 1

THE GUARDIAN
VARIABLE ACCOUNT 2



                                 THE GUARDIAN INSURANCE &
                                 ANNUITY COMPANY, INC.

                                 A wholly owned subsidiary of
                                 The Guardian Life Insurance Company of America

                                 EXECUTIVE OFFICE
                                 7 Hanover Square
                                 New York, New York 10004

                                 CUSTOMER SERVICE OFFICE
                                 P.O. Box 26210
                                 Lehigh Valley, Pennsylvania 18002-6210

                                 Distributed by:
                                 GUARDIAN INVESTOR SERVICES CORPORATION(R)

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                                     [LOGO]





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==============================--------------------------------------------------
DEAR CONTRACTOWNER:
================================================================================
-----------------------
|                     |       As President and Chief Executive Officer of The
|                     |       Guardian Insurance & Annuity Company, Inc. (GIAC),
|                     |       and its parent, The Guardian Life Insurance
|     [PHOTO]         |       Company of America, I am proud to present this
|                     |       Semiannual Report on the performance of your
|                     |       contract's separate account and its underlying
|                     |       investment options during the first half of 1999.
-----------------------       I hope you will enjoy learning more about your
Joseph D. Sargent, CLU        investments as well as the economic outlook for
President and CEO             the rest of the year.

     GIAC continues to enjoy exemplary ratings from four of the nation's leading insurance company evaluators: Moody's, Standard & Poor's, A.M. Best, and Duff & Phelps. GIAC's solid ratings reflect its ability to meet its guarantee of your contract's Fixed-Rate Option and pre-retirement death benefit. However, these ratings do not apply to the investment options available under The Guardian Variable Account 1 and The Guardian Variable Account 2, which are subject to the risks of investing in securities. We are very proud of our ratings because they reflect the strength of GIAC, which stands behind the contract's guarantees.

NEW FORMAT OF SEMIANNUAL REPORT

     You may have noticed that this report looks a little different from the 1998 Annual Report. In addition to the new larger format, we have consolidated the information for other GIAC variable annuity products in this report, in an effort to reduce expenses. To avoid confusion, the information pertaining to contracts other than The Guardian Variable Account 1 and The Guardian Variable Account 2 is clearly labeled.

NEW EXECUTIVE OFFICES

     GIAC headquarters relocated to 7 Hanover Square, New York, New York, 10004-2616, on July 1, 1999. Our new home supports our efforts to improve technology, streamline service and add new capabilities to serve you better. This relocation will in no way interfere with your ability to communicate with us. Our customer service address in Bethlehem, PA, and our toll-free customer service number, (800) 221-3253, remain the same.

     Our every action, whether the relocation of our headquarters or the revision of our semiannual reports, has only one motivation -- to deliver greater value and service to you. As always, we appreciate your business and we thank you for continuing to invest for your future through GIAC.

Sincerely,


/s/ JOSEPH D. SARGENT, CLU
    -----------------------------------------------
    Joseph D. Sargent, CLU
    President and Chief Executive Officer
    The Guardian Insurance & Annuity Company, Inc.

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TABLE OF CONTENTS
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     ---------------------------------------------------------------------
     THE GUARDIAN PARK AVENUE FUND
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       PORTFOLIO MANAGERS INTERVIEW                                      4
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       FUND PROFILE                                                      5
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       SCHEDULE OF INVESTMENTS                                           8
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     FINANCIALS
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       THE GUARDIAN PARK AVENUE FUND                                    11
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       THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT                         18
         FOR VALUE GUARD CONTRACTOWNERS
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       THE GUARDIAN VARIABLE ACCOUNT 1                                  25
         FOR VARIABLE ACCOUNT 1 CONTRACTOWNERS
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       THE GUARDIAN VARIABLE ACCOUNT 2                                  26
         FOR VARIABLE ACCOUNT 2 CONTRACTOWNERS
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       COMBINED NOTES TO FINANCIAL STATEMENTS FOR                       27
         VARIABLE ACCOUNT 1 & 2
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Investments offered through The Guardian Insurance & Annuity Company, Inc. are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. They involve investment risk, including possible loss of principal amount invested.
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THE GUARDIAN PARK AVENUE FUND
=============================

---------------------                                     ---------------------
|                   |                                     |                   |
|                   |                                     |                   |
|                   |                                     |                   |
|     [PHOTO]       |                                     |     [PHOTO]       |
|                   |                                     |                   |
|                   |                                     |                   |
|                   |                                     |                   |
---------------------                                     ---------------------
Larry Luxenberg, C.F.A.                                   John B. Murphy, C.F.A.
Co-Portfolio Manager                                      Co-Portfolio Manager


OBJECTIVE:  Long-term growth of capital

PORTFOLIO:  At least 80% common stocks and securities convertible into common stocks

INCEPTION:  June 1, 1972

NET ASSETS AT JUNE 30, 1999:  $3,446,789,140

Q. HOW HAS THE FUND PERFORMED DURING THE FIRST SIX MONTHS OF 1999?

A. During most of the last two years, a narrow group of stocks has powered the advance of the Standard & Poor's 500 Index(1) (S&P 500), and in the first half of 1999, the Index had a total return of 12.38%. Starting in April, this advance has broadened as the worldwide financial crises environment has dissipated. In the face of continuing great volatility, The Guardian Park Avenue Fund returned 8.12%.(2) Should this pace continue, the Fund would have a double-digit positive return for the fifth year in a row, something that has occurred only once previously in the Fund's quarter-century of existence.


Q. WHAT WAS YOUR INVESTMENT STRATEGY DURING THIS TIME?

A. For most of the last five years, we have been favoring large cap, high quality growth stocks. These stocks have done particularly well since the financial crisis began in Thailand in July 1997. More recently, the series of central bank interest rate easings has strengthened economies around the world. As a consequence, the stock market returns have broadened. We have, therefore, adopted a more neutral stance, gradually adding to mid-cap and small-cap positions and to some economically sensitive names. We believe that many large-cap growth stocks will continue to prosper but in addition many previously overlooked companies will join the advance. As has been our historical practice, we are making a gradual shift and continue to closely monitor economic developments both domestically and abroad.

     At mid-year, the U.S. economy continues to be buoyant. While the economy is growing rapidly, inflation remains subdued. The Federal Reserve raised interest rates once, but signs of bottlenecks or dislocations in the economy are difficult to detect. Moreover, foreign economies have begun to bounce back from a scary two-year period of rolling financial crises that showed how closely linked the global economy has become.

--------------------------------------------------------------------------------
We believe that this is a dramatic period of technological advances powered by the rapid maturation of the Internet. The portfolio is positioned to benefit from the companies that provide the structure making these advances in communications and other areas possible.

--------------------------------------------------------------------------------

Q.  WHICH SECTORS ARE YOU EMPHASIZING?

A. Our biggest commitment this year has been to technology stocks. We had 32% of the Fund in technology stocks--broadly defined--at mid-year. By our reckoning the S&P weighting in technology was 24%. We believe that this is a dramatic period of technological advances powered by the rapid maturation of the Internet. The portfolio is positioned to benefit from the companies that provide the structure making these advances in communications and other areas possible. Prominent among our holdings are Microsoft, IBM, Intel, Sun Microsystems, MCI WorldCom, Lucent, Cisco and Oracle. The growth in the areas these companies serve will continue to be tremendous for years.

     We also continue to overweight consumer cyclical stocks. U.S. consumers have been the big beneficiaries of this period of prosperity.

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(2) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents total return for Class A shares--returns for Class B shares would be lower to reflect higher operating expenses associated with the B share class. Total return figures do not take into account the current maximum sales charge except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so that actual returns would have been somewhat lower.

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4

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Q. WHAT DO YOU FORESEE FOR THE MARKET OVER THE REMAINDER OF THE YEAR?

A. If the last few years have taught us anything, it is to be cautious in forecasting. As the millenium approaches, concern about the Year 2000 bug has declined, and economies around the world have begun to improve. In the U.S. the major debate is now what to do with a projected extra $1 trillion budget surplus over the next 15 years. A mere seven years ago, Washington had no memory of a time of surplus and in fact despaired of ever bringing the budget into balance. Corporations are better managed than they have been in at least a generation. Creativity is spurring incredible advances in such areas as the life sciences and communications. While stock market valuations as measured by the S&P 500 are high, the broad market is not expensive by historical measures.

     More volatility in the market will not surprise us, especially as we move into the normally treacherous fall period. But given the current benign economic backdrop, it is hard to be too negative on the long-term outlook for equities.


==============================--------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
=============================

                  ----------------------------------------------------
                      TOP TEN HOLDINGS AS OF JUNE 30, 1999

                         COMPANY               PERCENT OF NET ASSETS
                  ----------------------------------------------------
                    1.  Microsoft Corp.                         5.14%
                   ---------------------------------------------------
                    2.  Int'l. Business Machines                4.51%
                  ----------------------------------------------------
                    3.  Pfizer, Inc.                            2.34%
                  ----------------------------------------------------
                    4.  MCI WorldCom, Inc.                      2.26%
                  ----------------------------------------------------
                    5.  Intel Corp.                             1.97%
                  ----------------------------------------------------
                    6.  General Electric Co.                    1.94%
                  ----------------------------------------------------
                    7.  Lucent Technologies, Inc.               1.93%
                  ----------------------------------------------------
                    8.  Wal-Mart Stores, Inc.                   1.79%
                  ----------------------------------------------------
                    9.  Ford Motor Co.                          1.56%
                  ----------------------------------------------------
                   10.  Sun Microsystems, Inc.                  1.48%
                  ----------------------------------------------------

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                                                                               5
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THE GUARDIAN PARK AVENUE FUND
=============================





                             SECTOR WEIGHTINGS OF
                              COMMON STOCKS HELD
                         BY THE FUND ON JUNE 30, 1999


                    [GRAPHICAL REPRESENTATION OF PIE CHART]

                    Transportation                    1.62%
                    Utilities                         8.71%
                    Conglomerates                     1.15%
                    Financial                        15.67%
                    Basic Industries                  1.52%
                    Energy                            5.25%
                    Credit Cyclicals                  0.55%
                    Consumer Services                 6.06%
                    Consumer Cyclical                10.69%
                    Consumer Staples                 12.69%
                    Capital Goods                     2.48%
                    Capital Goods/Technology         33.61%

---------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED JUNE 30, 1999

                                           Inception                                 Since
                                             Date     1 Year    5 Years  10 Years  Inception
---------------------------------------------------------------------------------------------
 Class A Shares (with sales charge)         6/1/72     10.06%    24.11%    17.92%    16.72%
 At Net Asset Value (without sales charge)             15.25%    25.26%    18.46%    16.92%
---------------------------------------------------------------------------------------------
 Class B Shares (with sales charge)         5/1/96     11.21%       N/A       N/A    24.63%
 At Net Asset Value (without sales charge)             14.21%       N/A       N/A    25.02%
---------------------------------------------------------------------------------------------
 S&P 500 Index                                         22.76%    27.86%    18.76%    17.56%
---------------------------------------------------------------------------------------------

(1)  Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Total return figures for
     Class B shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3%), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------
6

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THE GUARDIAN PARK AVENUE FUND
==============================

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                  [GRAPHICAL REPRESENTATION OF MOUNTAIN CHART]

           The Guardian                          Lipper U.S.
         Park Avenue Fund      S&P 500          Equity Growth          Cost of
            (Class A)           Index            Fund Average          Living
          -----------        -----------         -----------        -----------
6/1/72     1    9550          1   10000           1   10000           1  10000
           2    9352          2    9791           2    9746           2  10072
           3    9495          3   10173           3    9548           3  10169
1972       4    9919          4   10936           4   10002           4  10266
           5    8954          5   10404           5    8773           5  10483
           6    7758          6    9802           6    7699           6  10676
           7    9104          7   10271           7    8788           7  10918
1973       8    8355          8    9320           8    7686           8  11184
           9    8898          9    9061           9    7492           9  11546
          10    8095         10    8376          10    6661          10  11836
          11    6816         11    6276          11    5224          11  12222
1974      12    7016         12    6861          12    5701          12  12536
          13    9052         13    8434          13    7001          13  12754
          14   10222         14    9724          14    8176          14  12923
          15    9524         15    8662          15    7174          15  13188
1975      16   10311         16    9410          16    7588          16  13430
          17   12315         17   10819          17    8924          17  13527
          18   12926         18   11077          18    9084          18  13696
          19   13570         19   11281          19    9043          19  13913
1976      20   14713         20   11627          20    9483          20  14106
          21   14576         21   10762          21    8951          21  14396
          22   15548         22   11107          22    9480          22  14614
          23   15170         23   10794          23    9340          23  14807
1977      24   15894         24   10765          24    9674          24  15048
          25   16186         25   10235          25    9527          25  15314
          26   17952         26   11100          26   10724          26  15700
          27   19593         27   12062          27   11821          27  16063
1978      28   18195         28   11455          28   11002          28  16401
          29   19967         29   12263          29   11945          29  16884
          30   20459         30   12583          30   12544          30  17440
          31   22475         31   13535          31   13793          31  17971
1979      32   23489         32   13539          32   14501          32  18575
          33   22448         33   12987          33   13536          33  19348
          34   24637         34   14722          34   15484          34  19928
          35   27183         35   16363          35   18053          35  20266
1980      36   28544         36   17908          36   19852          36  20870
          37   30553         37   18146          37   20432          37  21401
          38   30553         38   17726          38   20347          38  21860
          39   28041         39   15910          39   17993          39  22488
1981      40   30196         40   17010          40   19380          40  22729
          41   28244         41   15773          41   18074          41  22874
          42   28221         42   15682          42   18100          42  23430
          43   32078         43   17473          43   20123          43  23599
1982      44   37863         44   20656          44   24326          44  23599
          45   42172         45   22720          45   27061          45  23696
          46   49604         46   25228          46   30611          46  24010
          47   48521         47   25185          47   29869          47  24251
1983      48   48698         48   25281          48   29333          48  24493
          49   46645         49   24675          49   27414          49  24855
          50   47823         50   24028          50   26721          50  25048
          51   53052         51   26344          51   28574          51  25290
1984      52   54864         52   26823          52   28930          52  25483
          53   61530         53   29283          53   31492          53  25797
          54   65012         54   31410          54   33601          54  25966
          55   60468         55   30132          55   32193          55  26111
1985      56   72960         56   35290          56   37156          56  26449
          57   87231         57   40238          57   42720          57  26353
          58   93553         58   42592          58   44999          58  26425
          59   82542         59   39627          59   41062          59  26570
1986      60   86371         60   41842          60   42571          60  26763
          61  106898         61   50759          61   51317          61  27126
          62  104621         62   53272          62   52563          62  27400
          63  111995         63   56777          63   55749          63  27729
1987      64   88927         64   43977          64   44085          64  27947
          65  100335         65   46480          65   47392          65  28164
          66  107311         66   49515          66   50056          66  28502
          67  105853         67   49563          67   49730          67  28913
1988      68  107404         68   51158          68   50482          68  19179
          69  117426         69   54775          69   54123          69  29656
          70  124277         70   59546          70   58562          70  29976
          71  135522         71   65881          71   64497          71  30169
1989      72  133003         72   67206          72   63984          72  30531
          73  131154         73   65183          73   62581          73  31087
          74  131990         74   69211          74   67101          74  31401
          75  111333         75   59736          75   56465          75  32029
1990      76  116611         76   65046          76   61087          76  32415
          77  138452         77   74504          77   71872          77  32633
          78  136860         78   74303          78   71176          78  32874
          79  149259         79   78263          79   76341          79  33116
1991      80  157618         80   84775          80   83235          80  33382
          81  162078         81   82672          81   82319          81  33647
          82  159469         82   84210          82   80113          82  33889
          83  167044         83   86846          83   82496          83  34106
1992      84  189879         84   91214          84   89848          84  34396
          85  208278         85   95200          85   92144          85  34686
          86  215651         86   95619          86   92749          86  34879
          87  234327         87   98067          87   97203          87  35048
1993      88  228375         88  100342          88   99458          88  35338
          89  221843         89   96569          89   96044          89  35556
          90  219203         90   96936          90   93504          90  35773
          91  227686         91  101657          91   98580          91  36087
1994      92  225091         92  101617          92   97271          92  36280
          93  245506         93  111514          93  104431          93  36546
          94  271285         94  122063          94  114202          94  36836
          95  298576         95  131706          95  123909          95  37005
1995      96  302248         96  139569          96  126735          96  37126
          97  317905         97  147050          97  133553          97  37585
          98  334627         98  153579          98  139376          98  37850
          99  348213         99  158217          99  143418          99  38019
1996     100  382268        100  171365         100  150775         100  38331
         101  386091        101  176009         101  148815         101  38712
         102  452576        102  206652         102  172283         102  39010
         103  502902        103  222048         103  190631         103  39400
1997     104  515475        104  228376         104  188286         104  39873
         105  570785        105  260189         105  212500         105  40271
         106  586539        106  268697         106  216367         106  40497
1998     107  511638        107  241962         107  187201         107  40720
         108  625222        108  293403         108  229378         108  40964
         109  639414        109  308014         109  239057         109  41046
6/30/99  110  675925        109  329667         110  255911         110  41128

A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $675,925 on June 30, 1999. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $329,667. The Fund also fared well relative to other U.S. growth funds. The average return of U.S. equity growth funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of The Guardian Park Avenue Fund. The average of U.S. growth funds on the same $10,000 investment over the same time period would have been $255,911. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lend a more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------

================================================================================
SCHEDULE OF INVESTMENTS
================================================================================

June 30, 1999 (Unaudited)

[_] THE GUARDIAN PARK AVENUE FUND

=====================================================================
COMMON STOCKS -- 95.5%
---------------------------------------------------------------------
Shares                                                          Value
---------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.7%
     58,500   Alliant Techsystems, Inc.*               $    5,060,250
    284,300   United Technologies Corp.                    20,380,756
                                                       --------------
                                                           25,441,006
---------------------------------------------------------------------
AIR TRANSPORTATION -- 0.3%
    100,000   Continental Airlines, Inc.*                   3,762,500
    130,000   Delta Airlines, Inc.                          7,491,250
                                                       --------------
                                                           11,253,750
---------------------------------------------------------------------
APPLIANCE AND FURNITURE -- 0.3%
    264,000   Ethan Allen Interiors, Inc.                   9,966,000
     49,800   Furniture Brands Int'l., Inc.*                1,388,175
                                                       --------------
                                                           11,354,175
---------------------------------------------------------------------
AUTOMOTIVE -- 2.0%
    955,000   Ford Motor Co.                               53,897,813
    215,000   General Motors Corp.                         14,190,000
                                                       --------------
                                                           68,087,813
---------------------------------------------------------------------
AUTOMOTIVE PARTS -- 0.1%
    150,269   Delphi Automotive Systems Corp.               2,789,368
---------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
    223,000   Amgen, Inc.*                                 13,575,125
    156,000   Biogen, Inc.*                                10,032,750
     58,000   MedImmune, Inc.*                              3,929,500
    194,400   Sepracor, Inc.*                              15,795,000
                                                       --------------
                                                           43,332,375
---------------------------------------------------------------------
BROADCASTING -- 3.3%
    196,100   Adelphia Communications Corp.*               12,476,862
    579,100   CBS Corp.                                    25,154,656
     73,500   Chancellor Media Corp.*                       4,051,688
    175,000   Clear Channel Communications, Inc.*          12,064,062
    310,000   Comcast Corp.                                11,915,625
    676,900   Infinity Broadcasting Corp.*                 20,137,775
    349,600   MediaOne Group, Inc.*                        26,001,500
                                                       --------------
                                                          111,802,168
---------------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 0.8%
     16,500   Crossman Communities, Inc.*                     479,531
    150,000   D.R. Horton, Inc.                             2,493,750
    163,000   Lennar Corp.                                  3,912,000
    143,400   Lone Star Industries, Inc.                    5,386,462
     50,555   Martin Marietta Materials, Inc.               2,982,745
     94,740   Southdown, Inc.                               6,087,045
    115,800   Vulcan Materials Co.                          5,587,350
                                                       --------------
                                                           26,928,883
---------------------------------------------------------------------
CAPITAL GOODS-MISCELLANEOUS TECHNOLOGY -- 1.1%
     40,000   AFC Cable Systems, Inc.*                      1,412,500
    101,688   At Home Corp.*                                5,484,796
     35,600   Critical Path, Inc.                           1,969,125
     55,000   Doubleclick, Inc.*                            5,046,250
     54,800   E Bay, Inc.*                                  8,295,350
    127,200   MindSpring Enterprises, Inc.*                 5,636,550
     58,100   Yahoo, Inc.*                                 10,007,725
                                                       --------------
                                                           37,852,296
---------------------------------------------------------------------
CHEMICALS -- 0.1%
     93,500   Cambrex Corp.                                 2,454,375
---------------------------------------------------------------------
COMPUTER SOFTWARE -- 8.7%
    348,700   America Online, Inc.*                        38,531,350
    185,000   BMC Software, Inc.*                           9,990,000
    200,000   Computer Associates Int'l., Inc.             11,000,000
     27,000   DST Systems, Inc.*                            1,697,625
  1,964,000   Microsoft Corp.*                            177,128,250
    932,600   Novell, Inc.*                                24,713,900
    682,500   Oracle Corp.*                                25,337,813
    321,400   SunGuard Data Systems, Inc.*                 11,088,300
                                                       --------------
                                                          299,487,238
---------------------------------------------------------------------
COMPUTER SYSTEMS -- 11.0%
    227,700   Apple Computer, Inc.*                        10,545,356
    741,800   EMC Corp.*                                   40,799,000
    495,000   Hewlett Packard Co.                          49,747,500
  1,204,200   Int'l. Business Machines                    155,642,850
    603,200   Lexmark Int'l. Group, Inc.*                  39,848,900
    150,000   Pitney Bowes, Inc.                            9,637,500
    176,700   Seagate Technology*                           4,527,937
    190,000   Solectron Corp.*                             12,670,625
    740,400   Sun Microsystems, Inc.*                      50,995,050
     95,000   Xerox Corp.                                   5,610,938
                                                       --------------
                                                          380,025,656
---------------------------------------------------------------------
CONGLOMERATES -- 1.1%
    190,000   Textron, Inc.                                15,639,375
    244,700   Tyco Int'l. Ltd.                             23,185,325
                                                       --------------
                                                           38,824,700



---------------------------------------------------------------------
DRUGS AND HOSPITALS -- 7.8%
    682,200   Bristol-Myers Squibb Corp.                   48,052,462
    156,000   Johnson & Johnson                            15,288,000
    331,262   Medtronic, Inc.                              25,797,028
    674,400   Merck & Co., Inc.                            49,905,600
    171,700   Monsanto Corp.                                6,771,419
     27,000   Patterson Dental Co.*                           938,250
    734,900   Pfizer, Inc.                                 80,655,275
    494,800   Schering-Plough Corp.                        26,224,400
    243,000   Warner-Lambert Co.*                          16,858,125
                                                       --------------
                                                          270,490,559
---------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.9%
    593,000   General Electric Co.                         67,009,000
---------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 0.9%
    400,000   Carnival Corp.                               19,400,000
    294,000   Viacom, Inc.*                                12,936,000
                                                       --------------
                                                           32,336,000
---------------------------------------------------------------------
FINANCIAL-BANKS -- 6.5%
    288,000   Bank of America Corp.                        21,114,000
    515,000   Banc One Corp.                               30,674,688
    260,000   Bank of New York, Inc.                        9,538,750
    450,700   Chase Manhattan Corp.*                       39,041,888
    652,500   Citigroup, Inc.                              30,993,750
    128,000   Fifth Third Bancorp                           8,520,000
    202,500   Firstar Corp.                                 5,670,000
     40,000   FirstMerit Corp.                              1,122,500
    318,000   Fleet Financial Group, Inc.                  14,111,250
     53,548   Hudson United Bancorp                         1,639,908
     14,631   M & T Bank Corp.                              8,047,050
    375,200   Mellon Bank Corp.                            13,647,900
    391,000   North Fork Bancorp                            8,333,188
     34,500   Premier Bancshares, Inc., GA                    631,781
    254,654   Premier National Bancorp, Inc.                4,997,585
    160,000   SunTrust Banks, Inc.                         11,110,000
    114,000   Union BanCal Corp.                            4,118,250
     15,000   U.S. Trust Corp.                              1,387,500
     52,000   Webster Financial Corp.                       1,410,500
    134,600   Zions Bancorp                                 8,547,100
                                                       --------------
                                                          224,657,588
---------------------------------------------------------------------
FINANCIAL-OTHER -- 5.2%
    302,400   American Express Co.                         39,349,800
    193,600   Charles Schwab Corp.                         21,271,800
    154,800   Federal Home Loan Mortgage Corp.              8,978,400
    166,500   Federal National Mortgage Assn.              11,384,438
     26,900   Goldman Sachs Group, Inc.*                    1,943,525
    125,000   Hambrecht & Quist Group, Inc.*                4,640,625
    200,000   Investment Technology Group, Inc.             6,475,000
---------------------------------------------------------------------


-------------------------------------------------------------------------------
* Non-income producing security.             See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

---------------------------------------------------------------------
Shares                                                          Value
---------------------------------------------------------------------
    200,000   Jefferies Group, Inc.                    $    6,000,000
    218,666   Legg Mason, Inc.                              8,418,641
    146,300   Lehman Brothers Hldgs., Inc.*                 9,107,175
    115,000   Merrill Lynch & Co., Inc.                     9,192,812
    137,200   J. P. Morgan & Co., Inc.                     19,276,600
    251,775   Morgan Keegan, Inc.                           4,767,989
    184,000   Morgan Stanley Dean Witter & Co.             18,860,000
    187,600   Paine Webber Group, Inc.                      8,770,300
     31,000   Ragen MacKenzie Group, Inc.*                    368,125
                                                        -------------
                                                          178,805,230
---------------------------------------------------------------------
FINANCIAL-THRIFT -- 0.9%
    126,600   Astoria Financial Corp.                       5,562,488
     98,100   BankAtlantic Bancorp, Inc.                      797,062
    196,993   BankAtlantic Bancorp, Inc. Class A            1,428,199
     16,000   California Federal Bancorp, Inc.*                19,000
    227,106   Charter One Financial, Inc.                   6,316,386
    199,700   Coastal Bancorp, Inc.                         7,988,000
     20,000   Coast Federal Litigation Trust*                  21,250
    220,000   Dime Bancorp, Inc.                            4,427,500
     46,400   Golden State Bancorp, Inc.*                      60,900
    330,601   Sovereign Bancorp, Inc.                       4,008,537
                                                        -------------
                                                           30,629,322
---------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 0.6%
    256,600   Anheuser-Busch Cos., Inc.                    18,202,562
     65,612   Earthgrains Co.                               1,693,610
     41,070   Tootsie Roll Industries, Inc.                 1,586,329
                                                        -------------
                                                           21,482,501
---------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
    336,700   Dial Corp.                                   12,521,031
---------------------------------------------------------------------
INSURANCE -- 2.2%
    123,000   American Gen. Hospitality Corp.               9,271,125
    200,000   American Int'l. Group, Inc.                  23,412,500
      7,770   Berkshire Hathaway, Inc.*                    17,404,800
     75,700   Chicago Title Corp.                           2,701,544
     54,000   Jefferson-Pilot Corp.                         3,574,125
     63,120   Liberty Financial Cos., Inc.                  1,838,370
     87,000   Reinsurance Group of America                  2,914,500
    184,500   State Auto Financial Corp.                    2,490,750
    150,000   Transamerica Corp.                           11,250,000
                                                        -------------
                                                           74,857,714
---------------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 2.8%
    252,000   Dayton Hudson Corp.                          16,380,000
    143,750   Saks, Inc.*                                   4,150,781
    376,800   TJX Cos., Inc.                               12,552,150
  1,275,800   Wal-Mart Stores, Inc.                        61,557,350
                                                        -------------
                                                           94,640,281
---------------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.5%
    261,956   CVS Corp.                                    13,294,267
    150,000   Walgreen Co.                                  4,406,250
                                                        -------------
                                                           17,700,517
---------------------------------------------------------------------
MERCHANDISING-FOOD -- 1.4%
    120,000   Albertson's, Inc.                             6,187,500
    710,000   Kroger Co.*                                  19,835,625
    428,050   Safeway, Inc.*                               21,188,475
                                                        -------------
                                                           47,211,600
---------------------------------------------------------------------
MERCHANDISING-SPECIAL -- 4.1%
    150,000   Abercrombie & Fitch Co.*                      7,200,000
    223,000   Best Buy, Inc.*                              15,052,500
    318,400   BJ's Wholesale Club, Inc.*                    9,571,900
    130,000   Costco Cos., Inc.*                           10,408,125
    442,500   GAP, Inc.                                    22,290,937
    525,000   Home Depot, Inc.                             33,829,688
    175,600   Lowes Cos., Inc.                              9,954,325
    159,000   Ross Stores, Inc.                             8,009,625
    500,000   Tandy Corp.                                  24,437,500
                                                       --------------
                                                          140,754,600
---------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH CYCLICAL -- 0.1%
     29,100   Avis Rent A Car, Inc.*                          847,537
     58,066   Nielsen Media Research, Inc.*                 1,698,431
                                                       --------------
                                                            2,545,968
---------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.4%
     90,000   A.C. Nielsen Corp.*                           2,722,500
    285,000   Valassis Communications, Inc.*               10,438,125
                                                       --------------
                                                           13,160,625
---------------------------------------------------------------------
OIL AND GAS PRODUCING -- 1.3%
    232,500   Anadarko Petroleum Corp.                      8,558,906
    216,000   Apache Corp.                                  8,424,000
    238,900   Basin Exploration, Inc.*                      4,792,931
    216,500   Burlington Resources, Inc.                    9,363,625
      8,100   Callon Petroleum Co.*                            83,531
    132,100   Devon Energy Corp.                            4,722,575
     67,000   Newfield Exploration Co.*                     1,905,312
    152,100   Vastar Resources, Inc.                        7,975,744
                                                       --------------
                                                           45,826,624
---------------------------------------------------------------------
OIL AND GAS SERVICES -- 1.1%
    362,000   Halliburton Co.                              16,380,500
    235,000   Schlumberger Ltd.                            14,966,562
    292,000   Transocean Offshore, Inc.                     7,665,000
                                                       --------------
                                                           39,012,062
---------------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 0.2%
    217,700   Conoco, Inc.                                  6,068,388
---------------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 2.3%
    213,000   Chevron Corp.                                20,274,937
    443,700   Exxon Corp.                                  34,220,363
    371,000   Texaco, Inc.                                 23,187,500
                                                       --------------
                                                           77,682,800
---------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.7%
    169,400   Georgia Pacific Corp.*                        8,025,325
    313,700   International Paper Co.                      15,841,850
                                                       --------------
                                                           23,867,175
---------------------------------------------------------------------
PUBLISHING AND PRINT -- 1.6%
    347,000   Dun & Bradstreet Corp.                       12,296,812
    584,000   Time Warner, Inc.                            42,924,000
                                                       --------------
                                                           55,220,812
---------------------------------------------------------------------
RAILROADS -- 0.8%
    292,400   Kansas City Southern Inds., Inc.             18,658,775
    174,000   Union Pacific Corp.                          10,146,375
                                                       --------------
                                                           28,805,150
---------------------------------------------------------------------
RESTAURANTS -- 0.3%
    131,000   Outback Steakhouse, Inc.*                     5,149,937
    215,500   Wendy's Int'l., Inc.*                         6,101,344
                                                       --------------
                                                           11,251,281
---------------------------------------------------------------------
SEMICONDUCTORS -- 5.8%
    232,700   Adaptec, Inc.*                                8,217,219
    623,000   Advanced Micro Devices, Inc.*                11,252,937
    168,000   Applied Materials, Inc.*                     12,411,000
  1,142,800   Intel Corp.                                  67,996,600
    507,000   Micron Technology, Inc.*                     20,438,438
    380,000   Motorola, Inc.                               36,005,000
    123,000   Texas Instruments                            17,835,000
    430,000   Xilinx, Inc.*                                24,617,500
                                                       --------------
                                                          198,773,694
---------------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 0.2%
    196,000   Jones Apparel Group, Inc.*                    6,725,250
---------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)




---------------------------------------------------------------------
Shares                                                          Value
---------------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.4%
    168,800   FDX Corp.*                               $    9,157,400
    213,100   Maritrans, Inc.                               1,198,688
    120,000   Sea Containers Ltd.                           4,027,500
                                                       --------------
                                                           14,383,588
---------------------------------------------------------------------
TRUCKERS -- 0.2%
    155,500   Navistar Int'l. Corp., Inc.*                  7,775,000
---------------------------------------------------------------------
UTILITIES-ELECTRIC -- 1.7%
    174,000   Consolidated Edison, Inc.                     7,873,500
    148,000   DQE                                           5,938,500
    204,464   Duke Energy Co.                              11,117,730
    171,200   Energy East Corp.                             4,451,200
    304,200   IPALCO Enterprises                            6,445,238
    170,900   Montana Power Co.                            12,048,450
     60,200   New Century Energies, Inc.                    2,336,513
     58,000   Nisource, Inc.                                1,497,125
    160,000   Texas Utilities Co.                           6,600,000
                                                       --------------
                                                           58,308,256
---------------------------------------------------------------------
UTILITIES-TELECOMMUNICATIONS -- 12.4%
    680,700   Ameritech Corp.                              50,031,450
    830,365   AT & T Corp.                                 46,344,747
    310,000   Bell Atlantic Corp.                          20,266,250
    622,000   Cisco Systems, Inc.*                         40,080,125
    440,000   GTE Corp.                                    33,330,000
    984,300   Lucent Technologies, Inc.                    66,378,731
    905,120   MCI WorldCom, Inc.*                          77,896,890
    319,000   Nortel Networks Corp.                        27,693,187
     78,500   QUALCOMM, Inc.*                              11,264,750
    126,000   SBC Communications, Inc.                      7,308,000
    382,000   Sprint Corp.                                 20,174,375
     95,500   Sprint PCS*                                   5,455,438
    103,000   Vodafone Airtouch PLC                        20,291,000
                                                       --------------
                                                          426,514,943
---------------------------------------------------------------------
              TOTAL COMMON STOCKS
               (COST $2,281,480,622)                    3,288,651,362
---------------------------------------------------------------------

=====================================================================
SHORT-TERM INVESTMENTS -- 2.1%
=====================================================================

Principal
 Amount                                                         Value
---------------------------------------------------------------------
$ 25,000,000  BTR Dunlop Finance, Inc.
               5.75%, due 7/1/99                       $   25,000,000
  24,000,000  Rio Tinto America, Inc.
               5.75%, due 7/1/99                           24,000,000
  25,000,000  Sonoco Products Co.
               5.80%, due 7/1/99                           25,000,000
---------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $74,000,000)                          74,000,000
---------------------------------------------------------------------

=====================================================================
REPURCHASE AGREEMENT -- 3.9%
=====================================================================
$135,391,000  State Street Bank & Trust Co.
              repurchase agreement, dated
              6/30/99, maturity value
              $135,409,315 at 4.87%,
              due 7/1/99 (collateralized by
              $65,175,000 Federal Home
              Loan Bank Notes, 5.125%,
              due 10/15/03, by $46,930,000
              Federal Farm Credit Bank
              Notes, 4.62%, due 8/2/99,
              by $24,490,000 Federal Home
              Loan Mortgage Corp. Notes,
              4.87%, due 7/12/99, and by
              $1,545,000 Federal National
              Mortgage Assn. Notes, 6.59%,
              due 5/21/02)                             $  135,391,000
---------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENT
               (COST $135,391,000)                        135,391,000
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.5%
 (COST $2,490,871,622)                                  3,498,042,362
LIABILITIES IN EXCESS OF CASH, RECEIVABLES
 AND OTHER ASSETS-- (1.5%)                                (51,253,222)
---------------------------------------------------------------------
NET ASSETS-- 100.0%                                    $3,446,789,140
---------------------------------------------------------------------


-------------------------------------------------------------------------------
* Non-income producing security.             See notes to financial statements.
10

================================================================================
FINANCIAL STATEMENTS
================================================================================


[_] THE GUARDIAN PARK AVENUE FUND

=====================================================================
STATEMENT OF ASSETS AND LIABILITIES
=====================================================================
June 30, 1999 (Unaudited)
---------------------------------------------------------------------
ASSETS
    Investments, at market (cost $2,490,871,622)       $3,498,042,362
    Cash                                                          696
    Receivable for securities sold                         22,196,010
    Receivable for fund shares sold                         3,808,000
    Dividends receivable                                    2,139,684
    Interest receivable                                        18,341
---------------------------------------------------------------------
                TOTAL ASSETS                            3,526,205,093
---------------------------------------------------------------------
LIABILITIES
    Payable for fund shares redeemed                       61,936,172
    Payable for securities purchased                        9,554,507
    Accrued expenses                                          531,771
    Due to affiliates                                       7,393,503
---------------------------------------------------------------------
                TOTAL LIABILITIES                          79,415,953
---------------------------------------------------------------------
                NET ASSETS                             $3,446,789,140
=====================================================================
COMPONENTS OF NET ASSETS
    Shares of beneficial interest, at par              $      630,270
    Additional paid-in capital                          2,219,615,443
    Undistributed net investment income                       362,781
    Accumulated net realized gain on
     investments                                          219,009,906
    Net unrealized appreciation of investments          1,007,170,740
---------------------------------------------------------------------
                NET ASSETS                             $3,446,789,140
=====================================================================
NET ASSETS:
    Class A                                            $3,014,293,568
    Class B                                            $  432,495,572
---------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING -- $0.01 PAR VALUE
    Class A                                                55,056,860
    Class B                                                 7,970,174
---------------------------------------------------------------------
NET ASSET VALUE PER SHARE
    Class A                                                    $54.75
    Class B                                                    $54.26
---------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
    Class A Only (Net Asset Value x 104.71%)**                 $57.33
---------------------------------------------------------------------
     ** Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.


=====================================================================
STATEMENT OF OPERATIONS
=====================================================================
Six Months Ended June 30, 1999 (Unaudited)
---------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                                            $ 14,925,877
    Interest                                                3,570,753
    Less: Foreign tax withheld                                 (7,178)
---------------------------------------------------------------------
                Total Income                               18,489,452
---------------------------------------------------------------------
EXPENSES:
    Investment advisory fees-- Note 2                       8,376,545
    Administrative fees-- Class A-- Note 2                  2,495,121
    Administrative fees-- Class B-- Note 2                    501,380
    12b-1 fees-- Note 3                                     1,504,139
    Transfer agent fees-- Class A                           1,165,804
    Transfer agent fees-- Class B                             316,718
    Custodian fees                                            210,286
    Printing expense                                          147,164
    Registration fees                                          50,000
    Audit fees                                                 10,250
    Trustees' fees-- Note 2                                     9,500
    Legal fees                                                  6,250
    Other                                                         350
---------------------------------------------------------------------
                Total Expenses                             14,793,507
---------------------------------------------------------------------
    NET INVESTMENT INCOME                                   3,695,945
---------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS -- NOTE 5
    Net realized gain on investments-- Note 1             219,062,828
    Net change in unrealized appreciation
     of investments-- Note 5                               42,160,468
---------------------------------------------------------------------
    NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS                                          261,223,296
---------------------------------------------------------------------
    NET INCREASE IN NET ASSETS
     FROM OPERATIONS                                     $264,919,241
---------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)

=====================================================================
STATEMENT OF CHANGES IN NET ASSETS
=====================================================================
                                        Six Months
                                           Ended         Year Ended
                                         June 30,       December 31,
                                           1999             1998
                                        (Unaudited)       (Audited)
---------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
    Net investment income              $   3,695,945    $  18,594,966
    Net realized gain on
     investments                         219,062,828      240,110,403
    Net change in unrealized
     appreciation of investments          42,160,468      321,166,359
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                       264,919,241      579,871,728
---------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
    Net investment income
      Class A                             (3,696,239)     (18,598,388)
    Net realized gain on
     investments
      Class A                            (66,993,369)    (199,305,595)
      Class B                             (9,585,406)     (25,414,666)
---------------------------------------------------------------------
TOTAL DIVIDENDS AND
    DISTRIBUTIONS TO
    SHAREHOLDERS                         (80,275,014)    (243,318,649)
---------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets
     from capital share
     transactions-- Note 6              (118,111,809)     529,325,454
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS                66,532,418      865,878,533

NET ASSETS:
Beginning of period                    3,380,256,722    2,514,378,189
---------------------------------------------------------------------
End of period*                        $3,446,789,140   $3,380,256,722
=====================================================================
* Includes undistributed net
  investment income of                $      362,781   $      363,075

--------------------------------------------------------------------------------
                                              See notes to financial statements.
12

================================================================================
NOTES TO
FINANCIAL STATEMENTS
================================================================================

June 30, 1999 (Unaudited)


THE GUARDIAN PARK AVENUE FUND

NOTE 1. ACCOUNTING POLICIES

     The Guardian Park Avenue Fund (the Fund or GPAF) is a series of The Park Avenue Portfolio, which is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Significant accounting policies of the Fund are as follows:

     The Fund offers three classes of shares. Class A shares are sold with an initial sales load of up to 4.50% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets. Class B shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets, and a contingent deferred sales load (CDSL) of up to 3% imposed on certain redemptions. Institutional Class shares are offered at net asset value, without an initial or contingent deferred sales load. All three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

     Equity and debt securities listed on domestic or foreign securities exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Pursuant to valuation procedures approved by the Board of Trustees, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available (such as mortgage-backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

     Security gains or losses are determined on the identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

     All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 1999, distribution, administrative and transfer agent fees were the only class-specific expenses.

Foreign Currency Translation

     GPAF is permitted to buy international securities that are not U.S. dollar-denominated. GPAF's books and records are maintained in U.S. dollars as follows:

          (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

          (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The resulting gains and losses are included in the Statement of Operations.

     Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gain or loss on foreign currencies. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gain on foreign currencies. Net currency gains and losses from valuing investments and other assets and liabilities denominated in foreign currency as of June 30, 1999 are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities in foreign currencies based on the applicable exchange rate in effect at the end of period.

Forward Foreign Currency Contracts

     GPAF may enter into forward foreign currency contracts in connection with planned purchases of sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GPAF. When a forward contract is closed, GPAF will record a realized gain or loss equal to the difference between the value of the forward contract at the time it was opened and the value at the time it was closed. Such amount is recorded in net realized gain or loss on foreign currencies. GPAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Dividends and Distributions to Shareholders

     GPAF distributes each year as dividends or capital gains distributions substantially all realized earnings by the Fund, if any.

     All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles
(GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary overdistributions of net realized gains and net investment income.

Federal Income Taxes

     The Fund qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.


NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

     Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) are paid $500 for each meeting of the Board of Trustees. An annual fee of $1,000 was also paid to each such Trustee during such period. GISC pays compensation to the Trustees who are interested persons. Certain officers and Trustees of the Fund are affiliated with GISC.

Administrative Services Agreement

     Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of the Class A and Class B shares, the Fund pays GISC an administrative service fee at an annual rate of .25% of the average daily net assets for which a "dealer of record" has been designated. For the six months ended June 30, 1999, GPAF Class A shares paid an annualized rate of .17% of its average daily net assets under the Administrative Services Agreement.


NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

     The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $1,586,659 for the six months ended June 30, 1999.

     Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

     GISC is entitled to retain any CDSL imposed on certain redemptions on Class B shares. For the six months ended June 30, 1999, such charges were $581,609.


NOTE 4. REPURCHASE AGREEMENTS

     Collateral under repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Fund.


NOTE 5. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $1,070,295,630 and $1,241,259,748, respectively, during the six months ended June 30, 1999.

     The cost of investments owned at June 30, 1999 for federal income tax purposes was the same as the cost for financial reporting purposes.

     Gross unrealized appreciation and depreciation of investments aggregated $1,048,777,922 and $41,607,182, respectively, resulting in net unrealized appreciation of $1,007,170,740.


NOTE 6. SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into three classes, designated as Class A, Class B and Institutional Class shares. Through June 30, 1999, no Institutional Class shares of the Fund were sold. Transactions in shares of beneficial interest were as follows:

                                                Six Months           Year Ended                 Six Months
                                                     Ended         December 31,                      Ended              Year Ended
                                             June 30, 1999                 1998              June 30, 1999       December 31, 1998
                                               (Unaudited)            (Audited)                (Unaudited)               (Audited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Shares                                        Amount
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                     14,626,995           18,152,958             $  667,143,492           $ 885,038,761
Shares issued in reinvestment of
 dividends and distributions                     1,289,945            4,072,601                 68,237,220             209,800,362
Shares repurchased                             (18,503,010)         (14,727,389)              (875,675,105)           (721,647,093)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                         (2,586,070)           7,498,170             $ (140,294,393)          $ 373,192,030
===================================================================================================================================
CLASS B
Shares sold                                        865,865            3,603,391             $  645,435,055           $ 176,030,617
Shares issued in reinvestment of
 distributions                                     174,633              474,635                  9,157,135              24,340,017
Shares repurchased                                (619,578)            (912,470)               (32,409,606)            (44,237,210)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE                                       420,920            3,165,556             $   22,182,584           $ 156,133,424
===================================================================================================================================

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

|_| THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:
------------------------------------------------------------------------------------------------------------------------------
                                                                               CLASS A
                                         Six Months
                                            Ended                                Year Ended December 31, (Audited)
                                        June 30, 1999           --------------------------------------------------------------
                                         (Unaudited)               1998          1997          1996         1995        1994
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $    51.88             $    46.12    $    37.91    $    33.97    $  26.89    $  28.63
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                         0.09                   0.35          0.40          0.42        0.33        0.31
 Net realized and unrealized
  gain/(loss) on investments                   4.08                   9.38         12.61          8.41        8.87       (0.72)
------------------------------------------------------------------------------------------------------------------------------
 Net increase/(decrease) from
  investment operations                        4.17                   9.73         13.01          8.83        9.20       (0.41)
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income                        (0.07)                 (0.34)        (0.39)        (0.42)      (0.33)      (0.31)
 Distributions in excess of net
  investment income                            --                     --            --           (0.01)       --          --
 Net realized gain on investments             (1.23)                 (3.63)        (4.41)        (4.46)      (1.79)      (1.02)
------------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions            (1.30)                 (3.97)        (4.80)        (4.89)      (2.12)      (1.33)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $    54.75             $    51.88    $    46.12    $    37.91    $  33.97    $  26.89
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                  8.12%                 21.30%        34.85%        26.49%      34.28%      (1.44)%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                        $3,014,294             $2,990,767    $2,312,632    $1,392,186    $972,275    $640,917
 Ratio of expenses to average
  net assets                                   0.77%(a)               0.78%         0.79%         0.79%       0.81%       0.84%
 Ratio of net investment income to
  average net assets                           0.33%(a)               0.72%         0.95%         1.19%       1.07%       1.15%
 Portfolio turnover rate                         33%                    55%           50%           81%         78%         54%
==============================================================================================================================

*    Excludes effect of sales load.

(a)  Annualized.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

|_| THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:
------------------------------------------------------------------------------------------------------------------------------
                                             ===================================================================
                                                                          CLASS B
                                             ===================================================================
                                              Six Months        Year Ended       Year Ended       May 1, 1996+
                                                 Ended         December 31,     December 31,     to December 31,
                                             June 30, 1999         1998             1997              1996
                                              (Unaudited)       (Audited)        (Audited)         (Audited)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  51.59         $  46.02          $  37.90          $ 36.26
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income/(loss)                     (0.14)           (0.08)             0.00             0.05
 Net realized and unrealized gain
  on investments                                   4.04             9.28             12.54             6.10
----------------------------------------------------------------------------------------------------------------
 Net increase from
  investment operations                            3.90             9.20             12.54             6.15
----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income                            --               --                (0.01)           (0.05)
 Net realized gain on
  investments                                     (1.23)           (3.63)            (4.41)           (4.46)
----------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                (1.23)           (3.63)            (4.42)           (4.51)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $  54.26         $  51.59          $  46.02          $ 37.90
----------------------------------------------------------------------------------------------------------------
Total return*                                      7.66%           20.16%            33.53%           17.35%
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                              $432,496         $389,489          $201,746          $36,006
 Ratio of expenses to average
  net assets                                       1.68%(a)         1.70%             1.73%            1.77%(a)
 Ratio of net investment income to
  average net assets                              (0.58)%(a)       (0.21)%            0.00%            0.04%(a)
 Portfolio turnover rate                             33%              55%               50%              81%
================================================================================================================

+    Commencement of operations.

*    Excludes effect of sales load.

(a)  Annualized.


================================================================================----------------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
================================================================================
  STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1999 (UNAUDITED)

                                                                                              INVESTMENT DIVISIONS
                                                                               ----------------------------------------------


                                                                                  GUARDIAN                        VALUE LINE
                                                                                PARK AVENUE       VALUE LINE        INCOME
                                                                               ----------------------------------------------
 ASSETS
   Shares owned in underlying fund--Note 1 ...............................     $  4,213,907      $   406,929      $  760,872
   Net asset value per share (NAV) .......................................            54.75            25.57           10.36
                                                                               ------------      -----------      ----------
     Total Assets (Shares x NAV) .........................................      230,711,386       10,405,175       7,882,632

 LIABILITIES
   Risk charges and other liabilities ....................................           83,400            9,848           7,393
                                                                               ------------      -----------      ----------
 NET ASSETS--NOTE 3 ......................................................     $230,627,986      $10,395,327      $7,875,239
                                                                               ============      ===========      ==========

 FIFO cost ...............................................................     $146,249,641      $ 7,185,104      $5,960,538



================================================================================---------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
================================================================================

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

 INVESTMENT INCOME
   Income:
     Reinvested dividends ................................................     $    280,436      $      --        $   33,670
   Expenses--Note 4:
     Mortality and expense risk charges ..................................        1,121,140           51,069          38,000
                                                                               ------------      -----------      ----------
     Net investment income/(expense) .....................................         (840,704)         (51,069)         (4,330)
                                                                               ------------      -----------      ----------

 REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Realized gain/(loss) from sale of investments:
     Net realized gain/(loss) from sale of investments ...................       12,176,859          244,506         125,422
     Reinvested realized gain distributions ..............................        5,064,751             --              --
                                                                               ------------      -----------      ----------
     Net realized gain/(loss) on investments .............................       17,241,610          244,506         125,422
   Net change in unrealized appreciation/(depreciation) of investments ...          216,384          984,012         502,761
                                                                               ------------      -----------      ----------
     Net realized and unrealized gain/(loss) from investments ............       17,457,994        1,228,518         628,183
                                                                               ------------      -----------      ----------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........     $ 16,617,290      $ 1,177,449      $  623,853
                                                                               ============      ===========      ==========


                                                                                              INVESTMENT DIVISIONS
                                                                               -----------------------------------------------
                                                                                                 VALUE LINE
                                                                                  VALUE LINE      LEVERAGED       VALUE LINE
                                                                                   SPECIAL         GROWTH      U.S. GOVERNMENT
                                                                                  SITUATIONS      INVESTORS      SECURITIES
                                                                               -----------------------------------------------
 ASSETS
   Shares owned in underlying fund--Note 1 ...............................         $ 29,917      $  139,254      $  897,642
   Net asset value per share (NAV) .......................................            20.59           54.70           10.87
                                                                                   --------      ----------      ----------
     Total Assets (Shares x NAV) .........................................          615,985       7,617,185       9,757,366

 LIABILITIES
   Risk charges and other liabilities ....................................            9,541          12,593          14,932
                                                                                   --------      ----------      ----------
 NET ASSETS--NOTE 3 ......................................................         $606,444      $7,604,592      $9,742,434
                                                                                   ========      ==========      ==========

 FIFO cost ...............................................................         $528,129      $4,017,271      $9,980,610



===============================================================================-----------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
===============================================================================
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

 INVESTMENT INCOME
   Income:
     Reinvested dividends ................................................         $   --        $     --        $  262,963
   Expenses--Note 4:
     Mortality and expense risk charges ..................................            3,861          36,839          48,018
                                                                                   --------      ----------      ----------
     Net investment income/(expense) .....................................           (3,861)        (36,839)        214,945
                                                                                   --------      ----------      ----------

 REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Realized gain/(loss) from sale of investments:
     Net realized gain/(loss) from sale of investments ...................               20          98,636         (33,758)
     Reinvested realized gain distributions ..............................             --              --              --
                                                                                   --------      ----------      ----------
     Net realized gain/(loss) on investments .............................               20          98,636         (33,758)
   Net change in unrealized appreciation/(depreciation) of investments ...           85,892         774,934        (398,010)
                                                                                   --------      ----------      ----------
     Net realized and unrealized gain/(loss) from investments ............           85,912         873,570        (431,768)
                                                                                   --------      ----------      ----------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         $ 82,051      $  836,731      $ (216,823)
                                                                                   ========      ==========      ==========




                                                                                INVESTMENT DIVISIONS
                                                                                --------------------


                                                                                     VALUE LINE
                                                                                       CASH
                                                                                    ------------
 ASSETS
   Shares owned in underlying fund--Note 1 ...............................          $19,537,211
   Net asset value per share (NAV) .......................................                 1.00
                                                                                    -----------
     Total Assets (Shares x NAV) .........................................           19,537,211

 LIABILITIES
   Risk charges and other liabilities ....................................            2,998,049
                                                                                    -----------
 NET ASSETS--NOTE 3 ......................................................          $16,539,162
                                                                                    ===========

 FIFO cost ...............................................................          $19,537,211



===============================================================================----------------------------------------------------
THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
===============================================================================

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

 INVESTMENT INCOME
   Income:
     Reinvested dividends ................................................          $   452,304
   Expenses--Note 4:
     Mortality and expense risk charges ..................................              148,746
                                                                                    -----------
     Net investment income/(expense) .....................................              303,558
                                                                                    -----------

 REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Realized gain/(loss) from sale of investments:
     Net realized gain/(loss) from sale of investments ...................                 --
     Reinvested realized gain distributions ..............................                 --
                                                                                    -----------
     Net realized gain/(loss) on investments .............................                 --
   Net change in unrealized appreciation/(depreciation) of investments ...                 --
                                                                                    -----------
     Net realized and unrealized gain/(loss) from investments ............                 --
                                                                                    -----------
 NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........          $   303,558
                                                                                    ===========


                       See notes to financial statements.


18                                                                            19

================================================================================
THE GUARDIAN/VALUE LINES SEPARATE ACCOUNT
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1998 (AUDITED)
AND SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)









1998 INCREASE/(DECREASE) FROM OPERATIONS
  Net investment income/(expense)...............................................
  Net realized gain/(loss) from sale of investments.............................
  Reinvested realized gain distributions........................................
  Net change in unrealized appreciation/(depreciation) of investments...........
  Net increase/(decrease) resulting from operations.............................

CONTRACT TRANSACTIONS
  Net contract purchase payments................................................
  Transfers between investment divisions........................................
  Administrative charges--Note 4................................................
  Redemptions and annuity benefits..............................................
  Transfers--other..............................................................
  Net increase/(decrease) from contract transactions............................
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD..................
TOTAL INCREASE/(DECREASE) IN NET ASSETS.........................................
  NET ASSETS AT DECEMBER 31, 1997...............................................
  NET ASSETS AT DECEMBER 31, 1998...............................................

1999 INCREASE/(DECREASE) FROM OPERATIONS
  Net investment income/(expense)...............................................
  Net realized gain/(loss) from sale of investments.............................
  Reinvested realized gain distributions........................................
  Net change in unrealized appreciation/(depreciation) of investments...........
  Net increase/(decrease) resulting from operations.............................

CONTRACT TRANSACTIONS
  Net contract purchase payments................................................
  Transfers between investment divisions........................................
  Administrative charges--Note 4................................................
  Redemptions and annuity benefits..............................................
  Transfers--other..............................................................
  Net increase/(decrease) from contract transactions............................
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD..................
TOTAL INCREASE/(DECREASE) IN NET ASSETS.........................................
  NET ASSETS AT DECEMBER 31, 1998...............................................
  NET ASSETS AT JUNE 30, 1999--NOTE 3...........................................


                       See notes to financial statements.
--------------------------------------------------------------------------------
20

                                               INVESTMENT DIVISIONS
----------------------------------------------------------------------------------------------------------------
                                                                   VALUE LINE
                                                    VALUE LINE      LEVERAGED       VALUE LINE
   GUARDIAN                        VALUE LINE        SPECIAL         GROWTH       U.S. GOVERNMENT    VALUE LINE
 PARK AVENUE       VALUE LINE        INCOME         SITUATIONS      INVESTORS       SECURITIES          CASH
-----------------------------------------------------------------------------------------------------------------
$   (780,797)     $   (79,624)     $    11,132      $  (7,336)     $  (65,138)     $  (489,518)     $   695,042
  24,601,080          908,362          430,009         76,016         471,003         (156,001)            --
  15,644,927          198,110          370,233         29,864         165,063             --               --
   1,069,647          688,223          826,576         16,782       1,405,570          329,439             --
------------      -----------      -----------      ---------      ----------      -----------      -----------
  40,534,857        1,715,071        1,637,950        115,326       1,976,498          662,956          695,042
------------      -----------      -----------      ---------      ----------      -----------      -----------


   2,852,025           70,932           63,932          5,261          50,468          163,340          575,150
  (5,345,420)        (246,868)        (195,028)         2,168        (112,061)         627,388        5,269,821
    (139,786)          (8,155)          (5,134)          (882)         (4,349)          (7,435)         (16,738)
 (31,500,878)      (2,550,400)      (1,937,049)      (120,539)       (745,692)      (2,338,743)      (4,667,300)
      11,164              751             (412)           (32)           (234)             100               (4)
------------      -----------      -----------      ---------      ----------      -----------      -----------
 (34,122,895)      (2,733,740)      (2,073,691)      (114,024)       (811,868)      (1,555,350)       1,160,929
------------      -----------      -----------      ---------      ----------      -----------      -----------
      16,945              (50)           1,229           --             2,004           12,912           12,753
------------      -----------      -----------      ---------      ----------      -----------      -----------
   6,428,907       (1,018,719)        (434,512)         1,302       1,166,634         (879,482)       1,868,724
 224,898,073       10,715,016        7,463,513        509,253       5,605,939       11,065,208       15,923,393
------------      -----------      -----------      ---------      ----------      -----------      -----------
$231,326,980      $ 9,696,297      $ 7,029,001      $ 510,555      $6,772,573      $10,185,726      $17,792,117
============      ===========      ===========      =========      ==========      ===========      ===========


$   (840,704)     $   (51,069)     $    (4,330)     $  (3,861)     $  (36,839)     $   214,945      $   303,558
  12,176,859          244,506          125,422             20          98,636          (33,758)            --
   5,064,751             --               --             --              --               --               --
     216,384          984,012          502,761         85,892         774,934         (398,010)            --
------------      -----------      -----------      ---------      ----------      -----------      -----------
  16,617,290        1,177,449          623,853         82,051         836,731         (216,823)         303,558
------------      -----------      -----------      ---------      ----------      -----------      -----------


   1,189,133           59,364           72,342          1,699          40,057          205,975           73,044
    (955,663)         (61,696)         537,185         12,671          43,024          215,242          209,237
     (93,999)          (4,949)          (3,758)          (525)         (2,937)          (4,474)          (9,121)
 (17,459,755)        (471,369)        (383,257)           (20)        (83,908)        (643,323)      (1,865,450)
       4,000              231             (127)            13            (948)             111               17
------------      -----------      -----------      ---------      ----------      -----------      -----------
 (17,316,284)        (478,419)         222,385         13,838          (4,712)        (226,469)      (1,592,273)
------------      -----------      -----------      ---------      ----------      -----------      -----------
        --               --               --             --              --               --             35,760
------------      -----------      -----------      ---------      ----------      -----------      -----------
    (698,994)         699,030          846,238         95,889         832,019         (443,292)      (1,252,955)
 231,326,980        9,696,297        7,029,001        510,555       6,772,573       10,185,726       17,792,117
------------      -----------      -----------      ---------      ----------      -----------      -----------
$230,627,986      $10,395,327      $ 7,875,239      $ 606,444      $7,604,592      $ 9,742,434      $16,539,162
============      ===========      ===========      =========      ==========      ===========      ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                            JUNE 30, 1999 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Guardian/Value Line Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 6, 1980. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net contract purchase payments to one or more investment divisions within the Account or to the Fixed Rate Option
(FRO). Amounts allocated to the FRO are maintained by GIAC in its general account. The Guardian Park Avenue Fund, one of the investment options available under the contracts, has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. A tax-qualified investment division and a non-tax-qualified investment division have been established within each investment option available in the Account.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of the Account.

Investments

     (a) Net proceeds of payments made by contractowners to the Account are invested by the Account's investment divisions in shares of the corresponding Funds at net asset value. All distributions made by a Fund are reinvested in shares of the same Fund.

     (b) The market value of investments is based on the net asset value of the respective Funds as of their close of business on the valuation date.

     (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date.

     (d) The cost of investments sold is determined on a first in, first out
(FIFO) basis.

Federal Income Taxes

     The operations of the Account are part of the operations of GIAC and as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Owners of non-tax-qualified contracts are taxed directly on the investment income and realized capital gains distributed by the underlying mutual funds to the Account's non-tax-qualified divisions.


NOTE 3 -- NET ASSETS, JUNE 30, 1999 (UNAUDITED)

                                                                                  UNITS           ACCUMULATION             TOTAL
                                                                               OUTSTANDING         UNIT VALUE           UNIT VALUE
                                                                              -------------      ---------------        ------------
TAX-QUALIFIED ACCOUNTS
 The Guardian Park Avenue Fund............................................    1,242,656.798      $    184.593798        $229,386,739
 Value Line Fund, Inc.....................................................      119,297.393            87.079287          10,388,332
 Value Line Income Fund, Inc..............................................       92,110.088            84.863636           7,816,797
 Value Line Special Situations Fund, Inc..................................       12,366.993            49.037061             606,441
 Value Line Leveraged Growth Investors, Inc...............................       57,844.139           129.565071           7,494,580
 Value Line U.S. Government Securities Fund, Inc..........................      202,512.134            46.142923           9,344,502
 Value Line Cash Fund, Inc................................................      566,184.077            28.615110          16,201,420

NON-TAX-QUALIFIED ACCOUNTS
 The Guardian Park Avenue Fund............................................          499.961           168.469140              84,228
 Value Line Fund, Inc.....................................................             --              74.986844                --
 Value Line Income Fund, Inc..............................................             --              79.928175                --
 Value Line Special Situations Fund, Inc..................................             --              48.799922                --
 Value Line Leveraged Growth Investors, Inc...............................           65.806           129.380299               8,514
 Value Line U.S. Government Securities Fund, Inc..........................             --              46.144421                --
 Value Line Cash Fund, Inc................................................        1,456.413            28.673872              41,761
                                                                                                                        ------------
                                                                                                                         281,373,314
 Contracts receiving annuity payments.....................................                                                 1,982,107
                                                                                                                        ------------
 Total Net Assets.........................................................                                              $283,355,421
                                                                                                                        ============


NOTE 4 -- ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES

     Contractual charges paid to GIAC include:

     (1) an annual fee to cover GIAC's administrative expenses to be deducted on each contract anniversary before annuitization and upon surrender prior to annuitization. Such charge is $30 for a Single Purchase Payment Contract and $35 for a Flexible Purchase Payment Contract. The total amount of these charges for the period ending June 30, 1999 was $119,763.

     (2) a charge for mortality and expense risk is computed daily and is equal to an annual rate of 1% of the average daily net assets applicable to contractowners; the total annual charge for the period ending June 30, 1999 was $1,447,673.

     (3) contingent deferred sales charges on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years; contingent deferred sales charges for the period ending June 30, 1999 amounted to $79,542; and,

     (4) a charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

     Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS
                                                            JUNE 30,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                             1999           1998            1997           1996           1995
                                                          -----------    -----------    -----------     -----------     ----------
TAX-QUALIFIED ACCOUNTS
 The Guardian Park Avenue Fund........................    $184.593798    $171.570338    $142.844239     $106.975783     $85.415119
 Value Line Fund, Inc.................................      87.079287      77.512813      65.095659       54.067255      44.564679
 Value Line Income Fund, Inc..........................      84.863636      78.095792      61.696713       52.560176      45.222228
 Value Line Special Situations Fund, Inc..............      49.037061      42.360815      32.938107       25.181424      23.713301
 Value Line Leveraged Growth Investors, Inc...........     129.565071     115.251491      83.359180       68.003247      56.152490
 Value Line U.S. Government Securities
  Fund, Inc...........................................      46.142923      47.162071      44.232575       40.899347      39.743747
 Value Line Cash Fund, Inc............................      28.615110      28.118022      27.033761       25.974172      24.991807

NON-TAX-QUALIFIED ACCOUNTS
 The Guardian Park Avenue Fund........................     168.469140     156.582788     130.366067       97.630911      77.953689
 Value Line Fund, Inc.................................      74.986844      66.748835      56.056010       46.559081      38.376101
 Value Line Income Fund, Inc..........................      79.928175      73.553931      58.108568       49.503397      42.592212
 Value Line Special Situations Fund, Inc..............      48.799922      42.155748      32.778671       25.059541      23.598522
 Value Line Leveraged Growth Investors, Inc...........     129.380299     115.095887      83.242057       67.907692      56.073569
 Value Line U.S. Government Securities
  Fund, Inc...........................................      46.144421      47.163601      44.234002       40.900662      39.745016
 Value Line Cash Fund, Inc............................      28.673872      28.118022      27.033761       25.974172      24.991807

NOTE 6 -- PURCHASES AND SALES

     During the six months ended June 30, 1999 and the year ended December 31, 1998, purchases and sales of shares of the Funds were as follows:

                                                                    PURCHASES         PURCHASES          SALES            SALES
                                                                    JUNE 30,         DECEMBER 31,       JUNE 30,        DECEMBER 31,
                                                                      1999              1998             1999             1998
                                                                   -----------       -----------      -----------      -----------
The Guardian Park Avenue Fund.................................     $ 7,197,849       $26,002,121      $20,288,947      $45,532,365
Value Line Fund, Inc..........................................          92,082           352,262          620,502        2,982,340
Value Line Income Fund, Inc...................................         591,069           661,382          375,014        2,358,534
Value Line Special Situations Fund, Inc.......................          14,243           902,468              405          996,627
Value Line Leveraged Growth  Investors Fund, Inc..............         132,555           233,089          167,267          949,895
Value Line U.S. Government Securities Fund, Inc...............         834,767         2,500,922          828,273        3,571,505
Value Line Cash Fund, Inc.....................................       3,533,928        16,376,539        4,463,898       14,315,408
                                                                   -----------       -----------      -----------      -----------
  Total.......................................................     $12,396,493       $47,028,783      $26,744,306      $70,706,674
                                                                   ===========       ===========      ===========      ===========

NOTE: In some instances the calculation of total assets may not agree due to rounding.

--------------------------------------------------------------------------------
24

-----------------------------------------------------------------------------------------------------------------------

                                            THE GUARDIAN VARIABLE ACCOUNT 1

                                          STATEMENT OF ASSETS AND LIABILITIES
                                               JUNE 30, 1999 (UNAUDITED)

ASSETS
 Investment in The Guardian Park Avenue Fund (1,164,269 shares at net asset
  value of $54.75 per share; FIFO Cost, $33,741,262)............................                           $63,743,734

LIABILITIES
 Due to The Guardian Insurance & Annuity Company, Inc...........................                                49,768
                                                                                                           -----------
NET ASSETS-- NOTE 3.............................................................                           $63,693,966
                                                                                                           ===========


                                                STATEMENT OF OPERATIONS
                                      SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

INVESTMENT INCOME
 Income:
  Reinvested dividends..........................................................                           $    77,672
 Expense:
  Mortality and expense risk charges-- Note 4...................................                               315,338
                                                                                                           -----------
 Net investment income/(expense)................................................                              (237,666)
                                                                                                           -----------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
 Net realized gain/(loss) from sale of investments..............................                             3,368,140
 Reinvested realized gain distributions.........................................                             1,402,780
Net change in unrealized appreciation/(depreciation) of investments.............                                41,325
                                                                                                           -----------
 Net realized and unrealized gain/(loss) from investments.......................                             4,812,245
                                                                                                           -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................                           $ 4,574,579
                                                                                                           ===========

                                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS            YEAR ENDED
                                                                                        ENDED             DECEMBER 31,
                                                                                    JUNE 30, 1999            1998
                                                                                     (UNAUDITED)           (AUDITED)
                                                                                    -------------        --------------
INCREASE/(DECREASE) FROM OPERATIONS
 Net investment income/(expense)................................................      $  (237,666)         $  (217,234)
 Net realized gain/(loss) from sale of investments..............................        3,368,140            5,713,603
 Reinvested realized gain distributions.........................................        1,402,780            4,174,062
 Net change in unrealized appreciation/(depreciation) of investments............           41,325            1,039,262
                                                                                      -----------          -----------
 Net increase/(decrease) resulting from operations..............................        4,574,579           10,709,693
                                                                                      -----------          -----------

CONTRACT TRANSACTIONS
 Net contract purchase payments.................................................           83,553              258,460
 Redemptions and annuity benefits...............................................       (3,534,736)          (4,777,478)
                                                                                      -----------          -----------
 Net increase/(decrease) from contract transactions.............................       (3,451,183)          (4,519,018)
                                                                                      -----------          -----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD..................          113,908              247,985
                                                                                      -----------          -----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS.........................................        1,237,304            6,438,660
NET ASSETS AT DECEMBER 31, 1998.................................................       62,456,662           56,018,002
                                                                                      -----------          -----------
NET ASSETS AT JUNE 30, 1999-- NOTE 3............................................      $63,693,966          $62,456,662
                                                                                      ===========          ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                          THE GUARDIAN VARIABLE ACCOUNT 2

                                        STATEMENT OF ASSETS AND LIABILITIES
                                             JUNE 30, 1999 (UNAUDITED)
ASSETS
 Investment in The Guardian Park Avenue Fund (348,193 shares at net asset
  value of $54.75 per share; FIFO Cost, $9,789,997).........................                           $19,063,547

LIABILITIES
 Annuitant Mortality Fluctuation Fund.......................................                                18,657
 Due to The Guardian Insurance & Annuity Company, Inc.......................                                71,741
                                                                                                       -----------
 Total Liabilities..........................................................                                90,398
                                                                                                       -----------
NET ASSETS-- NOTE 3.........................................................                           $18,973,149
                                                                                                       ===========
                                              STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
INVESTMENT INCOME
 Income:
  Reinvested dividends......................................................                           $    23,196
 Expense:
  Mortality and expense risk charges-- Note 4...............................                               100,484
                                                                                                       -----------
 Net investment income/(expense)............................................                               (77,288)
                                                                                                       -----------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
 Net realized gain/(loss) from sale of investments..........................                             1,442,328
 Reinvested realized gain distributions.....................................                               418,934
Net change in unrealized appreciation/(depreciation) of investments.........                              (417,982)
                                                                                                       -----------
 Net realized and unrealized gain/(loss) from investments...................                             1,443,280
                                                                                                       -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............                           $ 1,365,992
                                                                                                       ===========

                                        STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS           YEAR ENDED
                                                                                     ENDED            DECEMBER 31,
                                                                                 JUNE 30, 1999            1998
                                                                                  (UNAUDITED)           (AUDITED)
                                                                                 -------------        -------------
INCREASE/(DECREASE) FROM OPERATIONS
 Net investment income/(expense)............................................       $  (77,288)          $  (82,227)
 Net realized gain/(loss) from sale of investments..........................        1,442,328            1,010,169
 Reinvested realized gain distributions.....................................          418,934            1,295,274
 Net change in unrealized appreciation/(depreciation) of investments........         (417,982)           1,054,626
                                                                                   ----------           ----------
 Net increase/(decrease) resulting from operations..........................        1,365,992            3,277,842
                                                                                   ----------           ----------

CONTRACT TRANSACTIONS
 Net contract purchase payments.............................................           10,556              146,627
 Redemptions and annuity benefits...........................................       (1,676,842)          (1,116,355)
                                                                                   ----------           ----------
 Net increase/(decrease) from contract transactions.........................       (1,666,286)            (969,728)
                                                                                   ----------           ----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD..............            9,661               40,423
                                                                                   ----------           ----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS.....................................         (290,633)           2,348,537
NET ASSETS AT DECEMBER 31, 1998.............................................       19,263,782           16,915,245
                                                                                   ----------           ----------
NET ASSETS AT JUNE 30, 1999-- NOTE 3........................................      $18,973,149          $19,263,782
                                                                                  ===========          ===========

                       See notes to financial statements.

--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------

                         THE GUARDIAN VARIABLE ACCOUNT 1
                         THE GUARDIAN VARIABLE ACCOUNT 2

                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 1999 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Guardian Variable Account 1 (VA-1) and The Guardian Variable Account 2 (VA-2) are registered unit investment trusts under the Investment Company Act of 1940, as amended, established by The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The mutual fund available under the contracts supported by VA-1 and VA-2 is The Guardian Park Avenue Fund (the Fund). The Fund has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. The VA-2 Separate Account has two divisions, the VA-2 Division and the VA-19 Division. All VA-2 Separate Account contract payments received subsequent to January 1, 1981 have been allocated to the VA-19 Division.

     Under applicable insurance law, the assets and liabilities of VA-1 and VA-2 are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of VA-1 and VA-2 will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of VA-1 and VA-2, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of both VA-1 and VA-2.

  Investments

     (a) Net proceeds from the sale of variable annuity contracts are invested in shares of the Fund at the net asset value of the Fund's shares. All distributions made by the Fund are reinvested in shares of the Fund. (b) The market value of investments in the Fund is based on the net asset value at the close of the period. (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. (d) The cost of Fund shares sold is determined on a first in, first out (FIFO) basis.

     During the six months ended June 30, 1999 and the year ended December 31, 1998, VA-1 purchases of shares of the Fund aggregated $2,234,427 and $6,548,522, respectively, and VA-2 purchases aggregated $520,233 and $1,592,765, respectively. Aggregate sales of shares of the Fund amounted to $4,365,158 and $7,212,046 for VA-1 and $1,854,388 and $1,336,007 for VA-2 for the six months ended June 30, 1999 and the year ended December 31, 1998, respectively.

  The Annuitant Mortality Fluctuation Fund

     The Annuitant Mortality Fluctuation Fund is funded by GIAC and has been established in response to various regulatory requirements and provides for any possible adverse experience. The amount of this fund at June 30, 1999 was $18,657 for VA-2.

  Federal Income Taxes

     The operations of VA-1 and VA-2 are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of VA-1 and VA-2.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 3 -- NET ASSETS, JUNE 30, 1999 (UNAUDITED)

     At June 30, 1999, net assets for the VA-1 and VA-2 Separate Accounts are comprised as follows:

                                                                 UNITS           ACCUMULATION          TOTAL UNIT
                                                              OUTSTANDING         UNIT VALUE              VALUE
                                                              -----------        -------------          -----------
VA-1 Separate Account:
 VA-1 Division...........................................      105,054.740         $577.701415          $60,690,272
 Contracts receiving annuity benefits....................                                                 3,003,694
                                                                                                        -----------
                                                                                                        $63,693,966
                                                                                                        ===========

A-2 Separate Account:
 VA-2 Division...........................................       29,260.563         $522.675930          $15,293,792
 VA-19 Division..........................................        4,791.888          508.738935            2,437,820
                                                                                                        -----------
                                                                                                         17,731,612

 Contracts receiving annuity benefits....................                                                 1,241,537
                                                                                                        -----------
                                                                                                        $18,973,149
                                                                                                        ===========

NOTE 4 -- MORTALITY AND EXPENSE RISK CHARGES

     Charges for mortality and expense risk paid to GIAC are computed daily and are equal to an annual rate of 1% of the average daily net assets. The total annual charge for the six months ending June 30, 1999 was $315,338 for VA-1 and $100,484 for VA-2.

     Currently, GIAC makes no charge against VA-1 and VA-2 for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to VA-1 and VA-2 in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS

                                          JUNE 30,         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                                            1999               1998                1997                1996                 1995
                                        -----------        ------------        ------------        ------------         ------------
VA-1 Separate Account:
 VA-1 Division.......................   $577.701415        $536.943448         $447.042768         $334.789490          $267.313646
VA-2 Separate Account:
 VA-2 Division.......................    522.675930        $458.800106         $404.462389         $302.901130          $241.852311
 VA-19 Division......................    508.738935        $472.846449         $393.677554         $294.824378          $235.403384

NOTE: In some instances the calculation of total assets may not agree due to rounding.

--------------------------------------------------------------------------------
28

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO]                                                         FIRST CLASS MAIL
GUARDIAN                                                       U.S. POSTAGE PAID
                                                               PERMIT NO. 1104
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.                 CLIFTON, NJ
7 Hanover Square
New York, New York 10004






EB-010247